Debt Convertible Notes (Details) - USD ($) $ / shares in Units, shares in Thousands		12 Months Ended
	Nov. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 20, 2011	Dec. 15, 2011
Debt Instrument [Line Items]
Interest Paid		$ 32,934,000	$ 32,278,000	$ 33,266,000
Convertible Debt		$ 57,500,000	$ 57,500,000
Common Stock, Shares Authorized		60,000	60,000
Convertible Debt, Principle Amount to be Exchanged		$ 1
Convertible Debt, Principal Amount to be Received		$ 0.7
Convertible Notes Due in 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 57,500,000
Convertible debt issued at a percentage of face value, percentage					100.00%
Maturity date		Dec. 15, 2017
Stated interest rate on debt		7.00%					7.00%
Interest Paid		$ 4,025,000	$ 4,025,000	$ 4,025,000
Conversion rate, principal amount of convertible notes for shares, principal amount		$ 1,000
Conversion price per share		$ 10.28
Date at which holders may convert their convertible notes at their option		preceding June 15, 2017
Scenarios in Which Holders of Convertible Notes can Convert, Conversion Period Following Measurement Period		5 days
Measurement Period, Consecutive Trading Days.		5 days
Trading price per note for each day of that measurement period		less than 98%
Period of Consecutive Trading Days		30 days
Last reported sale price of the company's common stock		equal to or greater than 130%
Date on which convertible notes will be convertible		Jun. 15, 2017
Upon fundamental change, percentage of principal amount of convertible notes the company would be required to repurchase		100.00%
Call of convertible notes for redemption		Dec. 20, 2015
Scenarios for call of Convertible Notes, minimum sale price of common stock as a percentage of conversion price		135.00%
Scenarios for call of Convertible Notes, consecutive trading days		30 days
Scenarios for call of Convertible Notes, redemption price		100.00%
Convertible Notes Due in 2019 [Member]
Debt Instrument [Line Items]
Maturity date		Dec. 31, 2019
Stated interest rate on debt		5.25%
Convertible Debt Exchanged, Percent		89.70%
Conversion price per share		$ 2.25
Convertible Notes Exchanged, Amount		$ 51,600,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		2.70%	3.08%	2.71%
Maturity date	Dec. 15, 2015	Dec. 10, 2019
Minimum | Convertible Notes Due in 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Trading Days		20 days
Scenarios for call of Convertible Notes, period of trading days		20 days